Document and Entity Information	Jun. 11, 2020
DEI [Abstract]
Entity Registrant Name	Shiloh Industries, Inc.
Entity Central Index Key	0000904979
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Jun. 11, 2020
Amendment Flag	false
Entity Tax Identification Number	51-0347683
Entity File Number	0-21964
Entity Address, Address Line One	880 Steel Drive
Entity Address, City or Town	Valley City
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44280
City Area Code	330
Local Phone Number	558-2600
Entity Incorporation, State or Country Code	DE
Trading Symbol	SHLO
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false